IDX Risk-Managed Bitcoin

Strategy Fund	NPORT-EX

Consolidated Schedule of Investments (unaudited)

March 31, 2022

	Shares	Fair Value

	Principal
United States Treasury Debt
Treasury Bills
Expiration 4/5/2022 - 0.02% (cost $199,997,857)	$200,000,000	199,995,694

Total Investments - 257.91% (cost $199,997,857)		199,995,694
Assets In Excess of Liabilities - (157.91)%		(122,449,515)
Net Assets - 100%		$77,546,179

Futures Contracts Purchased

Description	Contracts	Expiration	Notional Value	Value and Unrealized Depreciation
CME Bitcoin Future APR22	334	April 2022	$76,377,450	$(489,106)
CME Micro Bitcoin Future APR22	1	April 2022	4,574	291
			$76,382,024	$(488,815)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

March 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”) is a series of IDX Funds (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust (formerly, M3Sixty Funds Trust). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative instruments (futures contracts) – Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the investments by level of inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2021:

Categories(a)	Level 1	Level 2	Level 3	Total
Assets:
United States Treasury Debt	$—	$199,995,694	$—	$199,995,694

Other Financial Instruments:
Futures Contracts	(488,815)	—	—	(488,815)
Total Securities and Other Financial Instruments	$(488,815)	$199,995,694	$—	$199,506,879

(a)       As of and during the period ended December 31, 2021, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.